34. Events after the reporting period	12 Months Ended
Dec. 31, 2018
Events After Reporting Period
Events after the reporting period

           São Bernardo do Campo

On March 12, 2019, the Executive Body (Poder Executivo Municipal) of São Bernardo do Campo submitted the Proposed Bill to the Municipal Chamber (Câmara Municipal) with the purpose of signing the Contract for the Provision of Public Services between the Municipality, the State of São Paulo, and Sabesp, in order to adjust the current contract to the current legislation.

The contract that enables the Company to provide services to the municipality of São Bernardo was celebrated in December 2003, i.e., prior to the Federal Law No. 11,445 of 2007. Considering that this Law establishes specific rules and conditions to contract basic sanitation services, there is a need to adjust the contract to comply with this legislation.

·Santo André

On March 20, 2019, was executed a Protocol of Intentions with the municipality of Santo André for the preparation of studies and evaluations aiming to resolve commercial relations and existing debts between the municipality and the Company.

  2ND Ordinary Tariff Revision

On May 24, 2018, in view of the result of the Second Ordinary Tariff Revision, the Company filed with ARSESP: (i) a request for reconsideration; and (ii) a request for clarification and revision. In the request for clarification and review, the Company requests revision of the value of the revenue of the city of São Paulo used to calculate the financial component referring to municipal funds.

In reply, on February 28, 2019 ARSESP decided not to accept the request for reconsideration (administrative appeal). Regarding the request for clarification and revision, the ARSESP decided for its partial approval, which will imply an index of 0.8408%, to be applied at the same time of the annual tariff adjustment (May 2019).

  Payment of debentures

The Company paid the installment corresponding to the 17th debenture issue, in the amount of R$ 279,797, in January 2019, settled the 15th debenture issue, in the amount of R$ 361,593, in February 2019, and prepaid the 20th debenture issue, in the amount of R$ 250,000, in March 2019

  23th Issuance of Debentures

On April 8, 2019, was approved the 23th issuance of simple, unsecured and non-convertible debentures, in up to two series, for public distribution, with restricted placement efforts, pursuant to CVM Rule No. 476, dated as of January 16, 2009, as amended, in the total amount of up to R$ 1,500,000,000.00 (one billion and five hundred million reais), being the Offer conditioned to the issuance of, at least, 750,000 (seven hundred and fifty thousand) Debentures, in the total amount of R$750,000,000.00 (seven hundred and fifty million reais). The issuance and the number of Debentures to be placed in each serie, the remuneration of the Debentures and the total amount of the Offer will be defined according to the bookbuilding process, in the communicating vessels system.

  Tariff readjustment

On April 10, 2019, São Paulo State Energy and Sanitation Regulatory Agency (ARSESP - Agência Reguladora de Saneamento e Energia do Estado de São Paulo) published Resolution No. 859 authorizing the Company to apply a tariff readjustment of 4.7242% to its current tariffs, comprised of:

  IPCA variation in the period of 4.5754%;
  Efficiency factor (X Factor) of 0.6920%; and
  Compensatory adjustment of 0.8408%, as described in Technical Note NT.F-0010-2018.